Redeemable Convertible Preferred Stock - Schedule of Preferred Stock Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Shares Authorized	24,508,000
Shares Outstanding	24,177,000
Net Carrying Value	$ 70,780	$ 66,427
Liquidation Preference	$ 53,426
Series A preferred stock
Temporary Equity [Line Items]
Shares Authorized	6,009,000	6,009,000
Shares Outstanding	6,009,000	6,009,000
Net Carrying Value	$ 8,900	$ 8,409
Liquidation Preference	$ 6,009	$ 6,009
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	10,764,000	10,764,000
Shares Outstanding	10,554,000	10,554,000
Net Carrying Value	$ 21,741	$ 20,524
Liquidation Preference	$ 15,100	$ 15,100
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	3,901,000	3,901,000
Shares Outstanding	3,866,000	3,866,000
Net Carrying Value	$ 13,462	$ 12,627
Liquidation Preference	$ 10,317	$ 10,317
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	3,834,000	3,834,000
Shares Outstanding	3,748,000	3,748,000
Net Carrying Value	$ 26,677	$ 24,867
Liquidation Preference	$ 22,000	$ 22,000